OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2014
Other Receivables, Net, Current [Abstract]
Other Receivables [Text Block]
3.	OTHER RECEIVABLES, NET

Other receivables consist of the following:

	December 31,
	2014	2013
	US$	US$
Due from suppliers	2,262,482	1,153,700
Advances to employees	44,064	201,252
	2,306,546	1,354,952
Allowance for doubtful accounts	(598,747)	(598,747)
	1,707,799	756,205